Securities Act Registration No. 333-120972
                                       Investment Act Registration No. 811-07661
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. _
                          Post Effective Amendment No. 8                   [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Pre-Effective Amendment No.____
                          Post Effective Amendment No. 34                  [X]


                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 325-4249

                            ------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ] 60 days after filing pursuant to paragraph a of Rule 485
             [X] on December 31, 2009 pursuant to paragraph a of Rule 485
             [ ] on            pursuant to paragraph b of Rule 485
             [ ] immediately upon filing pursuant to paragraph b of Rule 485

        If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                     Ameritas No-Load Variable Annuity 6150

PART A
------

PROSPECTUS

This registration statement amendment does not amend or delete any information included in the Registrant's prospectus dated May 1, 2009, which was submitted as Ameritas Life Insurance Corp. Separate Account LLVA Registration No. 333-120972 Form N-4 Post Effective Amendment No. 7 filed under the Securities Act of 1933 Rule 485(b) on April 17, 2009, and as supplemented under Rule 497(e) on May 1, 2009, except for those items addressed in the supplement herein.

PART B
------

STATEMENT OF ADDITIONAL INFORMATION

The Ameritas Life Insurance Corp. Separate Account LLVA Statement of Additional Information, including financial statements for the subaccounts of the Registrant and financial statements of the Depositor, submitted in the Registrant's Form N-4 Post Effective Amendment No. 7 to Registration No. 333-120972 filed under the Securities Act of 1933 Rule 485(b) on April 17, 2009, is incorporated by reference herein.

                          AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")

               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")
                                  Supplement to
                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                          Prospectus Dated May 1, 2009
                       Supplement Dated December 31, 2009

This supplement amends certain disclosure contained in the above-referenced prospectus for the policies with the same name. Please keep this supplement together with your prospectus for future reference.

1. The statement that "Ameritas intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products." is deleted and replaced with the following:
         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

2. On page 5, at the beginning of the CHARGES section, and again on page 9 at the beginning of the CHARGES EXPLAINED section, the following sentence is added:
         We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

3. On page 5, the table that "describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses" is deleted and replaced with the following:

                                                                                    -------------------- -----------
                                                                                         Guaranteed        Current
                                                                                        Maximum Fees         Fees
----------------------------------------------------------------------------------- -------------------- -----------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare annually, on a Policy            $40              $40
Anniversary)
---------------------------------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
----------------------------------------------------------------------------------- -------------------- ------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.80%            0.60%
----------------------------------------------------------------------------------- -------------------- ------------

4. On page 5, the OPTIONAL RIDER/ENDORSEMENT FEES note is deleted and replaced with the following:
* Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Aniversary for all GLWB Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.

5. On page 8, the EXAMPLES OF EXPENSES chart is deleted and replaced with the following:

                                 ------------------------------------------------------------------------------
                                  The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                 ------------------------------------------------------------------------------
 EXAMPLE                                1 Yr                3 Yr               5 Yr               10 Yr
 ------------------------------- ------------------- ------------------ ------------------ --------------------
   Maximum Expenses with GLWB -          $638              $1,888            $3,104              $6,005
   joint spousal (1)
 ------------------------------- ------------------- ------------------ ------------------ --------------------
   Maximum Expenses with GLWB -          $623              $1,848            $3,043              $5,906
   single life (1)
 ------------------------------- ------------------- ------------------ ------------------ --------------------
   Maximum Policy Expenses               $531              $1,589            $2,640              $5,241
   without GLWB Rider (2)
 ------------------------------- ------------------- ------------------ ------------------ --------------------
   Minimum Policy Expenses (3)           $115                $355              $608              $1,302
 ------------------------------- ------------------- ------------------ ------------------ --------------------
(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is waived if Policy value is at least
$50,000 on a Policy Anniversary), the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit
(0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(2) Maximum Policy Expenses - GLWB Rider Inactive Phase. This example assumes maximum charges of 0.80% for
Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (4.12%).
(3) Minimum Policy Expenses. This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.14%).

6. On page 10, in the section for Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge, the first paragraph is deleted and replaced with the following:
     The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary beginning with the Rider Activation Date. Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a.   GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009;
          and
     b. GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date following January 1, 2010.
All other GLWB Riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current fee rates for GLWB Riders are are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.


All other provisions of your policy remain as stated in your policy and prospectus.

       This supplement should be retained with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.

      If you do not have a current prospectus, please contact Ameritas at
                                1-800-255-9678.

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

         a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are incorporated by reference in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2008.
         Statements of Operations for the period ended December 31, 2008. Statements of Changes in Net Assets for the periods ended December 31, 2008 and 2007.
         Notes to Financial Statements for the periods ended December 31, 2008 and 2007.

     Ameritas Life Insurance Corp.:
         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2008 and 2007.
         Statutory Statements of Operations for each of the three years in the period ended December 31, 2008.
         Statutory Statements of Changes in Capital and Surplus for each of the three years in the period ended December 31, 2008.
         Statutory Statements of Cash Flows for each of the three years in the period ended December 31, 2008.
         Notes to the Statutory Financial Statements for the years ended December 31, 2008, 2007 and 2006.

     All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.


     There are no financial statements included in Parts A or C.

     b)   Exhibits

    Exhibit
    Number      Description of Exhibit
    -------     ----------------------
     (1)        Resolution of Board of Directors of Ameritas Life Insurance
                Corp. Establishing Ameritas Life Insurance Corp. Separate
                Account LLVA. (1)
     (2)        Custody Agreements.  Not applicable.
     (3) (a)    Principal Underwriting Agreement.  (2)
     (3) (b)    Form of Selling Agreement.  (3)
     (4)        Form of Variable Annuity Contract and Rider. (4)
     (5)        Form of Application for Variable Annuity Contract. (5)
     (6) (a)    Certificate of Incorporation of Ameritas Life Insurance
                Corp.(1)
     (6) (b)    Bylaws of Ameritas Life Insurance Corp. (6)
     (7)        Reinsurance Agreements. Not Applicable.
     (8)        Participation Agreements:
                (a) AIM Variable Insurance Funds. (7)
                (b) American Century Investments. (8)
                (c) Calvert Variable Series, Inc. (7)
                (d) DWS Variable Series I and II. (9)
                (e) Fidelity Variable Insurance Products Funds. (9)
                (f) Franklin Templeton Variable Insurance Products Trust. (7)
                (g) MFS Variable Insurance Trust. (10)
                (h) Neuberger Berman Advisers Management Trust. (1)
                (i) PIMCO Variable Insurance Trust. (9)
                (j) Rydex Variable Trust. (11)
                (k) Summit Mutual Funds, Inc. (9)
                (l) T. Rowe Price Equity Series, Inc.(8)
                (m) Third Avenue Variable Series Trust.(7)
                (n) The Universal Institutional Funds, Inc. (10)
                (o) Vanguard Variable Insurance Funds. (7)
                 General Administrative Services Agreement. (12)
     (9)  Opinion and Consent of Counsel.
     (10) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (11) Omitted Financial Statements. Not applicable.
     (12) Initial Capital Agreements. Not applicable.
     (13) Powers of Attorney. (13)

Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B6A, EX-99.B8A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration No. 333-142483, filed on October 30, 2009, EX-99.B3A.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004, EX-4.
5. Incorporated by reference to the initial amended registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005, EX-99.E.
6. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999 EX-99.(6)(B).
7. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on June 25, 2008, EX-99.H.1, .2, .4,
         .5, and .6.
8. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Variable Separate Account V
         (File No. 333-151913) on June 25, 2008, EX-99.H.2 and .5.

9. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX, EX-99.H.1-.4.
10. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8C, EX-99.A8D.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
12. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C
13. Incorporated by reference to Post Effective Amendment No. 4 to the Registration Statement for Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-120972, filed February 27, 2008, EX-24.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations


*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................a federally chartered bank owned by Acacia Financial
                                                                       Corporation (85.21%) and Ameritas Life Insurance Corp.
                                                                       (14.79%)
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company, Inc. (DE)......asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PRBA, Inc. (CA)                                      holding company
                     PRB Administrators, Inc. (DE).....................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser


         Summit Investment Advisors, Inc. (NE).........................investment adviser


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of September 30, 2009, there were 540 qualified contracts and 3,286 non-qualified contracts in the Separate Account.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                        Positions and Offices
     Business Address                          With Underwriter
     ------------------                        ---------------------
     JoAnn M. Martin*                          Director & Chair
     Salene Hitchcock-Gear*                    Director, President & Chief Executive Officer
     Robert C. Barth*                          Director
     Kent M. Campbell**                        Director
     William W. Lester*                        Director, Vice President & Treasurer
     Billie B. Beavers***                      Senior Vice President
     Cheryl L. Heilman*                        Vice President, Chief Operating Officer
     Robert G. Lange*                          Vice President, Secretary & General Counsel
     Bruce D. Lefler***                        Senior Vice President, Public Finance
     Gregory C. Sernett*                       Vice President, Chief Compliance Officer, and Assistant Secretary


     *     Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     **    Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
     ***   Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $59,223                 $0                   $0                   $0
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post Effective Amendment No. 8 to Registration Statement Number 333-120972 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 28th day of October, 2009.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                 By:  JoAnn M. Martin *
                                                    ----------------------
                                                      Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities indicated on October 28, 2009.

     SIGNATURE                          TITLE
     ---------------------              -----------
     JoAnn M. Martin *                  Director, Chair, President & Chief Executive Officer
     James P. Abel *                    Director
     Bert A. Getz *                     Director
     Tonn M. Ostergard *                Director
     Kim M. Robak **                    Director
     Paul C. Schorr, IV **              Director
     Winston J. Wade *                  Director
     Steven J. Valerius **              President, Individual Division
     Robert C. Barth *                  Senior Vice President & Chief Financial Officer
     Jan M. Connolly***                 Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President and Corporate Treasurer

     /S/ Robert G. Lange                Vice President, General Counsel & Assistant Secretary
     -------------------
     Robert G. Lange

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.
** Signed by Robert G. Lange under Power of Attorney executed effective June 15, 2009.
*** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index
                                  -------------

        Exhibit
        -------

         9      Opinion and Consent of Counsel

        10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

        13      Powers of Attorney